Board remuneration (Tables)	12 Months Ended
Dec. 31, 2013
Management Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Schedule of Information Concerning All Remuneration From the Company For Services in All Capacities
The following table sets forth as to all current and former members of the Management Board of the Company, information concerning all remuneration from the Company (including its subsidiaries) for services in all capacities:

	Base compensation	Bonuses	Pensions	Share based payment expenses -1-	Other	Total
Management Board:
C.D. del Prado
2013 2)	520	527	92	506	60	1,705
2012 2)	510	177	76	398	59	1,220
2011	500	339	69	182	56	1,146

P.A.M. van Bommel
2013 2)	375	391	79	418	45	1,308
2012 2)	367	144	88	325	59	983
2011	360	233	54	141	46	834

1.	These amounts represent the vesting expenses related to the financial year.

2.
A one-time crisis levy of 16% as imposed by the Dutch government amounts to €145 (2012: €175 ) in total. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a €150 threshold for both years. These expenses do not form part of the remuneration costs mentioned.

Schedule of Outstanding Options To Purchase ASM International N.V. Common Shares

	Year of grant	Outstanding January 1, 2013	Granted in 2013	Exercised in 2013 -7-	Adjustments following the capital distribution -6-	Outstanding December 31, 2013	Exercise price		End date
C.D. del Prado [1,5]	2003	20,000	—	(20,000)	—	—	US$	11.35	Feb 1, 2013
C.D. del Prado 2	2007	19,645	—	—	3,523	23,168		€16.51	May 23, 2015
C.D. del Prado 2	2008	125,000	—	—	22,416	147,416		€10.78	Mar 31, 2016
C.D. del Prado 3	2009	50,000	—	—	8,967	58,967		€12.79	Dec 31, 2017
C.D. del Prado 4	2011	75,000	—	—	13,450	88,450		€18.93	Dec 31, 2018
C.D. del Prado 4	2012	60,000	—		10,760	70,760		€22.93	Dec 31, 2019
C.D. del Prado 4	2013	—	75,000	—		75,000		€23.73	Dec 31, 2020
P.A.M. van Bommel [3]	2010	25,000	—	—	4,483	29,483		€13.80	Jun 7, 2018
P.A.M. van Bommel [4]	2011	53,000	—	—	9,504	62,504		€18.93	Dec 31, 2018
P.A.M. van Bommel [4]	2012	40,000	—	—	7,173	47,173		€22.93	Dec 31, 2019
P.A.M. van Bommel [4]	2013	—	53,000	—		53,000		€23.73	Dec 31, 2020
		467,645	128,000	(20,000)	80,276	655,921

1.	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.

2.
These options are conditional. A percentage, not exceeding 150%, of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years

3.	These options are granted for a term of eight years and become exercisable after a three years vesting period.

4.	These options are granted for a term of seven years and become exercisable after a three years vesting period.

5.	These options have been exercised on January 25, 2013 at a share price of €29.04.

6.
Following the sale of a 12% share of ASMPT, a capital distribution of €4.25 per common share was effectuated on July 25, 2013. As a result of this capital distribution the underlying value of ASMI option holders was diluted. The Management Board of ASMI and the Supervisory Board of ASMI decided to apply a theoretical adjustment ratio of 0.84974 to the outstanding options granted to employees including members of the Management Board as determined based on the specific rules issued and applied by NYSE Liffe. These specific rules issued by NYSE Liffe are similar to the adjustment ratio as applied to traded securities that are also not entitled to receive the capital distribution. Under these rules a theoretical adjustment ratio was determined based on the value and the effective date of the capital distribution and this ratio was applied to adjust the original number of the options and the original exercise price of the outstanding options.

Supervisory Board [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Schedule of Company Information Concerning All Remuneration Excluding Bonuses or Pensions Paid From the Company
The following table sets forth as to all current and former members of the Supervisory Board of the Company information concerning all remuneration (base compensation, no bonuses or pensions were paid) from the Company (including its subsidiaries) for services in all capacities:

	Year ended December 31,
	2011	2012	2013
Supervisory Board:
J.C. Lobbezoo	53	53	61
G.J. Kramer -1-	68	68	25
J.M.R. Danneels	50	50	50
H.W. Kreutzer	50	50	51
M.C.J. van Pernis	50	50	51
U.H.R. Schumacher	50	50	50
	321	321	288